RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES [Abstract]
RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES
15.	RECEIVED SETTLEMENTS AND COMMITMENTS AND CONTINGENCIES
Received settlements
In 2016 the arbitration hearings involving the Suezmax vessel Gulf Scandic (now named Nordic Harrier) was settled between the Company and Gulf Navigation Holding PJSC (GulfNav). The Company recognized in 2016 in aggregate $5.3 million as Received Settlement in the Consolidated Statements of Operations. No transactions related to this matter is recorded in 2017.

Commitments and Contingencies

The Company may become a party to various legal proceedings generally incidental to its business and is subject to a variety of environmental and pollution control laws and regulations. As is the case with other companies in similar industries, the Company faces exposure from actual or potential claims and legal proceedings. Although the ultimate disposition of legal proceedings cannot be predicted with certainty, it is the opinion of the Company's management that the outcome of any claim which might be pending or threatened, either individually or on a combined basis, will not have a materially adverse effect on the financial position of the Company, but could materially affect the Company's results of operations in a given year.
No claims have been filed against the Company, nor has it been part to any legal proceedings, other than the matter discussed above, for the fiscal years ended December 31, 2017 and 2016.